Securities Act Registration No. 333- 189870

Investment Company Act Registration No. 811-22865

As filed with the Securities and Exchange Commission on March 22, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

X Post-Effective Amendment No.17

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

X Amendment No.18

(Check appropriate box or boxes.)

Forethought Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 317-223-2703

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

John O’Hanlon, Dechert LLP

One International Place, 40th Floor

Boston, MA 02110

617-728-7111 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

X On March 31, 2016 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B AND PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 13 to Registration Nos. 333-189870 and 811-22865 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 17 to Registration Statement Nos. 333-189870 and 811-22865. This Post-Effective Amendment No. 17 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 13. The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to Rule 485(b) on or before March 31, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Simsbury, State of Connecticut, on the 22nd day of March, 2016.

Forethought Variable Insurance Trust

By:	/s/ Robert M. Arena, Jr.
Robert M. Arena, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Name	Title	Date
/s/ Robert M. Arena, Jr.	Trustee and President (Principal Executive Officer)	March 22, 2016
Robert M. Arena. Jr.
/s/ Laura Szalyga	Treasurer (Principal Financial Officer)	March 22, 2016
Laura Szalyga
Joseph Breslin* Joseph Breslin	Trustee	March 22, 2016
Mark Garbin*	Trustee	March 22, 2016
Mark Garbin
Mitchell E. Appel*	Trustee	March 22, 2016
Mitchell E. Appel
Kathleen Redgate**	Trustee	March 22, 2016
Kathleen Redgate

By:	/s/ Robert M. Arena, Jr.	Date: March 22, 2016
Robert M. Arena, Jr., President

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on January 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 14, and hereby incorporated by reference.

**Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on February 12, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.